Inventories (Tables)	12 Months Ended
Mar. 31, 2013
Schedule Of Inventory

Inventories are comprised of the following:

(¥ in millions)
At March 31:	2013	2012
Finished products	¥133,974	¥119,446
Spare parts	30,626	25,640
Work in process	34,961	31,495
Raw materials and supplies	31,927	25,489

	¥231,488	¥202,070